ACQUISITIONS AND DISPOSALS - Acquisition of Healthingkon Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACQUISITIONS AND DISPOSALS
Goodwill	¥ 572,216	$ 81,826	¥ 572,216	$ 81,826	¥ 575,427